                                             UAM Funds
                                             Funds for the Informed Investor/sm/

C & B Equity Portfolio
Annual Report                                         October 31, 1999

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                                                                [LOGO OF UAM(R)]

UAM FUNDS                                 C & B EQUITY PORTFOLIO
                                          October 31, 1999

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                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Portfolio of Investments ..................................................    4

Statement of Assets and Liabilities .......................................    7

Statement of Operations ...................................................    8

Statement of Changes in Net Assets ........................................    9

Financial Highlights ......................................................   10

Notes to Financial Statements .............................................   11

Report of Independent Accountants .........................................   15

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

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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November 9, 1999

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Equity Portfolio for the twelve month period ended October 31, 1999.

For this period, the C & B Equity Portfolio underperformed its benchmark index, the S&P 500 Index. Over this period, the C & B Equity Portfolio rose 7.73% versus 25.66% for the S&P 500. Given Cooke & Bieler's "high quality, low risk" approach and the generous returns for this twelve month period, these results are not out of line with the expectations of the Cooke & Bieler style nor inconsistent with the firm's philosophy. In fact, our results are competitive with other firms who share a similar, conservative style.

The period ended October 31, 1999 was particularly difficult for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was dominated by growth stocks, particularly the technology sector. Cooke & Bieler has been cautious with technology stocks due to the high risk, extended valuations in this category.

As of October 31, 1999, common stocks represented 95% of the portfolio of investments, with cash reserves being 5%.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of the companies held in the C & B Equity Portfolio should provide this downside protection. These high quality characteristics, as compared to the S&P 500 Index, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,

/s/ SAMUEL H. BALLAM, III

Samuel H. Ballam, III

 The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

   There are no assurances that a portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  A portfolio's holdings are subject to change because it is actively managed.
    Portfolio changes should not be considered recommendations for action by individual investors.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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                        Definition of Comparative Index
                        -------------------------------

Standard & Poor's 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

     The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                                October 31, 1999

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Growth of a $10,000 Investment

                                 [LINE GRAPH]

                    ---------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED OCTOBER 31, 1999
                    ---------------------------------------
                                                Since
                       1 Year    5 Years        5/15/90*
                    ---------------------------------------
                       7.73%     17.43%         13.84%
                    ---------------------------------------

                                       C&B       S&P
                           5/15/90   10,000    10,000
                            Oct-90    9,183     9,364
                            Oct-91   12,677    12,499
                            Oct-92   14,030    13,742
                            Oct-93   14,599    15,787
                            Oct-94   15,280    16,397
                            Oct-95   18,686    20,727
                            Oct-96   22,794    25,718
                            Oct-97   29,730    33,973
                            Oct-98   31,680    41,447
                            Oct-99   34,129    52,087

    ---------------------------------------------------------------------
        _____  C&B EQUITY PORTFOLIO                -----  S&P 500 INDEX
    ---------------------------------------------------------------------

* Beginning of operations.  Index comparisons begin on 4/30/90.

The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

                 See definition of comparative index on page 2.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 1999

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS -- 95.2%
--------------------------------------------------------------------------------

                                                        Shares          Value
                                                        ------          -----
APPAREL/TEXTILES -- 1.5%
  V.F. ..............................................   37,000       $1,112,313
                                                                     ----------
AUTOMOTIVE -- 5.4%
  Dana ..............................................   21,000          620,812
  Eaton .............................................   27,000        2,031,750
  Snap-On ...........................................   43,000        1,306,125
                                                                     ----------
                                                                      3,958,687
                                                                     ----------
BEAUTY PRODUCTS -- 1.1%
  Avon Products .....................................   24,000          774,000
                                                                     ----------
CHEMICALS -- 2.0%
  Nalco Chemical ....................................   27,100        1,431,219
                                                                     ----------
CONSTRUCTION -- 3.1%
  Sherwin-Williams ..................................  100,000        2,237,500
                                                                     ----------

CONSUMER DURABLES -- 2.1%
  Corning ...........................................   20,000        1,572,500
                                                                     ----------
CONSUMER NON-DURABLES -- 5.0%
  Hasbro ............................................   97,001        2,000,646
  NIKE ..............................................   30,000        1,693,125
                                                                     ----------
                                                                      3,693,771
                                                                     ----------
DEFENSE AND AEROSPACE -- 1.6%
  Raytheon Company, Cl B ............................   40,000        1,165,000
                                                                     ----------

ELECTRICAL SERVICES -- 3.9%
  Duke Energy .......................................   50,000        2,825,000
                                                                     ----------

ELECTRONICS -- 6.3%
  Molex .............................................   60,000        1,980,000
  Motorola ..........................................   20,000        1,948,750
  W.W. Grainger .....................................   16,000          678,000
                                                                     ----------
                                                                      4,606,750
                                                                     ----------
ENERGY -- 8.9%
  Enron .............................................   50,000        1,996,875
  Exxon .............................................   28,000        2,073,750
  Royal Dutch Petroleum (ADR) .......................   41,000        2,457,438
                                                                     ----------
                                                                      6,528,063
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          October 31, 1999

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--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------

                                                        Shares          Value
                                                        ------          -----
FINANCIAL SERVICES -- 11.2%
  Countrywide Credit Industries......................    48,000      $1,629,000
  First Union........................................    27,000       1,152,562
  Marsh & McLennan...................................    23,000       1,818,437
  MBIA...............................................    35,000       1,997,188
  State Street.......................................    21,000       1,598,625
                                                                     ----------
                                                                      8,195,812
                                                                     ----------
FOOD, BEVERAGE & TOBACCO -- 10.7%
  Anheuser-Busch.....................................    28,000       2,010,750
  Bestfoods..........................................    36,000       2,115,000
  Ralston Purina Group...............................    49,000       1,540,437
  UST................................................    25,000         692,187
  Whitman............................................   116,000       1,508,000
                                                                     ----------
                                                                      7,866,374
                                                                     ----------
GAS UTILITIES -- 1.4%
  NICOR*.............................................    27,000       1,046,250
                                                                     ----------
INSURANCE -- 4.4%
  Aon................................................    38,000       1,349,000
  Unumprovident......................................    57,800       1,903,788
                                                                     ----------
                                                                      3,252,788
                                                                     ----------
MACHINERY -- 2.5%
  Dover..............................................    42,700       1,817,419
                                                                     ----------
MEDICAL PRODUCTS -- 2.0%
  Becton, Dickinson & Company........................    52,000       1,319,500
  Dentsply International.............................     7,000         162,313
                                                                     ----------
                                                                      1,481,813
                                                                     ----------
MULTI-INDUSTRY -- 1.4%
  National Service Industries........................    32,000       1,032,000
                                                                     ----------
OFFICE EQUIPMENT -- 5.1%
  Pitney Bowes.......................................    37,000       1,685,812
  Xerox..............................................    72,000       2,016,000
                                                                     ----------
                                                                      3,701,812
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 1999

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--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------

                                                        Shares          Value
                                                        -----           -----
PHARMACEUTICALS -- 6.1%
  Bristol-Myers Squibb...............................    34,000      $2,611,625
  Merck..............................................    23,700       1,885,631
                                                                     ----------
                                                                      4,497,256
                                                                     ----------
RETAIL -- 6.5%
  Delhaize America...................................    34,666         652,154
  Dollar General.....................................    38,000       1,002,250
  Family Dollar Stores...............................    46,000         948,750
  McDonald's.........................................    21,000         866,250
  Wendy's International..............................    53,000       1,265,375
                                                                     ----------
                                                                      4,734,779
                                                                     ----------
SERVICES -- 3.0%
  SYSCO..............................................    57,000       2,190,938
                                                                     ----------
TOTAL COMMON STOCKS
   (Cost $64,451,134)................................                69,722,044
                                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.4%
--------------------------------------------------------------------------------

                                                         Face
                                                        Amount
                                                       --------
REPURCHASE AGREEMENT -- 3.4%

  Chase Securities, Inc. 5.15%, dated 10/29/99,
    due 11/01/99, to be repurchased at $2,509,076,
    collateralized by $2,516,532 of various U.S.
    Treasury Bills and U.S. Treasury Notes, valued
    at $2,508,069 (Cost $2,508,000)..................  $ 2,508,000     2,508,000
                                                                     -----------
TOTAL INVESTMENTS -- 98.6%
  (Cost $66,959,134) (a).............................                 72,230,044
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET -- 1.4%............                  1,061,548
                                                                     -----------
TOTAL NET ASSETS -- 100.0%...........................                $73,291,592
                                                                     ===========

  *  Non-Income Producing Security
ADR  American Depositary Receipt
 Cl  Class
(a) The cost for federal income tax purposes was $67,226,061. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $5,003,983. This consisted of aggregate gross unrealized appreciation for all securities of $10,385,424 and gross unrealized depreciation for all securities of $5,381,441.


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          October 31, 1999

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--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

Assets

Investments, at Cost..............................................   $66,959,134
                                                                     ===========
Investments, at Value - Note A....................................   $72,230,044
Cash..............................................................           994
Receivable for Investment Sold....................................     1,366,305
Receivable for Portfolio Shares Sold..............................       160,103
Dividends Receivable..............................................        79,890
Interest Receivable...............................................         1,076
Other Assets......................................................         9,356
                                                                     -----------
  Total Assets....................................................    73,847,768
                                                                     -----------
Liabilities
Payable for Investments Purchased.................................       460,685
Payable for Portfolio Shares Redeemed.............................        15,187
Payable for Investment Advisory Fees - Note B.....................        36,243
Payable for Administration Fees - Note C..........................        14,930
Payable for Custodian Fees - Note D...............................         2,203
Payable for Directors' Fees - Note F..............................           838
Other Liabilities.................................................        26,090
                                                                     -----------
  Total Liabilities...............................................       556,176
                                                                     -----------
Net Assets........................................................   $73,291,592
                                                                     ===========
Net Assets Consist of:
Paid in Capital...................................................   $43,995,112
Undistributed Net Investment Income...............................        76,332
Accumulated Net Realized Gain.....................................    23,949,238
Unrealized Appreciation...........................................     5,270,910
                                                                     -----------
Net Assets........................................................   $73,291,592
                                                                     ===========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
(Authorized 25,000,000)...........................................     6,078,988
Net Asset Value, Offering and Redemption Price Per Share..........       $ 12.06
                                                                         =======


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                 C & B EQUITY PORTFOLIO
                                          FOR THE YEAR ENDED October 31, 1999

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--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income
Dividends ......................................................   $  1,819,600
Interest .......................................................        353,756
                                                                   ------------
  Total Income .................................................      2,173,356
                                                                   ------------
Expenses
Investment Advisory Fees -- Note B .............................        677,029
Administrative Fees -- Note C ..................................        177,344
Registration and Filing Fees ...................................         19,051
Audit Fees .....................................................         15,844
Custodian Fees -- Note D .......................................         14,030
Printing Fees ..................................................          8,393
Legal Fees .....................................................          7,646
Directors' Fees -- Note F ......................................          4,747
Other Expenses .................................................         42,476
                                                                   ------------
  Net Expenses Before Expense Offset ...........................        966,560
Expense Offset -- Note A .......................................         (1,281)
                                                                   ------------
  Net Expenses After Expense Offset ............................        965,279
                                                                   ------------
Net Investment Income ..........................................      1,208,077
                                                                   ------------
Net Realized Gain on Investments ...............................     24,115,362
Net Change in Unrealized Appreciation/Depreciation Investments ..   (16,676,902)
                                                                   ------------
Net Gain on Investments ........................................      7,438,460
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ...........   $  8,646,537
                                                                   ============

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                         C & B EQUITY PORTFOLIO

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--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Year Ended        Year Ended
                                                                   October 31,       October 31,
                                                                       1999             1998
                                                                  -------------    -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income .......................................   $   1,208,077    $   1,950,758
  Net Realized Gain ...........................................      24,115,362       21,521,295
  Net Change in Unrealized Appreciation/Depreciation ..........     (16,676,902)     (12,885,533)
                                                                  -------------    -------------
  Net Increase in Net Assets Resulting from Operations ........       8,646,537       10,586,520
                                                                  -------------    -------------
Distributions:
  Net Investment Income .......................................      (1,266,336)      (2,018,133)
  Net Realized Gain ...........................................     (21,471,480)     (34,953,376)
                                                                  -------------    -------------
  Total Distributions .........................................     (22,737,816)     (36,971,509)
                                                                  -------------    -------------
  Capital Share Transactions: (1)
  Issued ......................................................      14,299,792       24,284,406
  In Lieu of Cash Distributions ...............................      22,378,374       36,078,583
  Redeemed ....................................................    (108,551,660)     (24,569,953)
                                                                  -------------    -------------
  Net Increase (Decrease) from Capital Share Transactions: ....     (71,873,494)      35,793,036
                                                                  -------------    -------------
      Total Increase (Decrease) ...............................     (85,964,773)       9,408,047
Net Assets:
  Beginning of Period .........................................     159,256,365      149,848,318
                                                                  -------------    -------------
  End of Period (Including undistributed net investment income
    of $76,332 and $134,591, respectively) ....................   $  73,291,592    $ 159,256,365
                                                                  =============    =============
(1) Shares Issued and Redeemed:
  Shares Issued ...............................................       1,138,312        1,837,873
  In Lieu of Cash Distributions ...............................       1,965,887        2,730,343
  Shares Redeemed .............................................      (8,753,508)      (1,809,271)
                                                                  -------------    -------------
  Net Increase (Decrease) in Shares Outstanding ...............      (5,649,309)       2,758,945
                                                                  =============    =============

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                         C & B EQUITY PORTFOLIO

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                        Selected Per Share Data & Ratios
                                                          For a Share Outstanding Throughout Each Period

                                                             Year Ended October 31,
                                         ----------------------------------------------------------------
                                            1999          1998           1997           1996       1995
                                         ---------      ---------      ---------      ---------  --------
Net Asset Value, Beginning
 of Period ........................      $  13.58      $   16.71      $   17.89      $   15.68  $  13.13
Income from Investment
  Operations
  Net Investment Income ...........          0.16           0.18           0.25           0.36      0.34
  Net Realized and Unrealized Gain           0.72           0.76           3.82           2.94      2.55
                                         ---------      ---------      ---------      ---------  --------
  Total from Investment Operations           0.88           0.94           4.07           3.30      2.89
                                         ---------      ---------      ---------      ---------  --------
Distributions:
  Net Investment Income ...........         (0.16)         (0.19)         (0.26)         (0.35)    (0.34)
  Net Realized Gain ...............         (2.24)         (3.88)         (4.99)         (0.74)      --
                                         ---------      ---------      ---------      ---------  --------
  Total Distributions .............         (2.40)         (4.07)         (5.25)         (1.09)    (0.34)
                                         ---------      ---------      ---------      ---------  --------
Net Asset Value, End of Period ....      $  12.06      $   13.58      $   16.71      $   17.89  $  15.68
                                         =========      =========      =========      =========  ========
Total Return ......................          7.73%          6.56%         30.43%         21.99%    22.28%
                                         =========      =========      =========      =========  ========

Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands) .....................      $ 73,292      $ 159,256      $ 149,848      $ 169,044  $245,813
Ratio of Expenses to Average Net
  Assets ..........................          0.89%          0.83%          0.83%          0.81%     0.79%
Ratio of Net Investment Income to
  Average Net Assets ..............          1.12%          1.26%          1.47%          1.92%     2.35%
Portfolio Turnover Rate ...........            43%            43%            55%            29%       42%


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1999, the UAM Funds were comprised of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.079% per annum of the average daily net assets of the Portfolio, an annual base fee of $87,500, and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 1999, the Administrator was paid $177,344, of which $94,088 was paid to CGFSC for their services, $16,319 to DST for their services, and $11,968 to UAMSSC for their services.

     Effective November 1, 1999, the UAM Funds' Board of Directors approved a change in the Sub-administrator from CGFSC to SEI Investments Mutual Funds Services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the year ended October 31, 1999, the Portfolio made purchases of $43,016,865 and sales of $121,423,462 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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     H. Line of Credit: The Portfolio, along with certain other portfolios of
UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1999, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 1999, 48.1% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

UAM FUNDS                                 C&B MID CAP EQUITY PORTFOLIO

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REPORT OF INDEPENDENT ACCOUNTANTS
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To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Equity Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the C & B Equity Portfolio (the "Portfolio"), a portfolio of the UAM Funds, Inc., at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 1999


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Federal Income Tax Information (Unaudited)

The C&B Equity Portfolio hereby designates $21,471,480 long-term dividend for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended October 31, 1999 the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 96%.

NOTES

NOTES

UAM FUNDS                                     C & B EQUITY PORTFOLIO

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Officers and Directors

Norton H. Reamer                          Peter M. Whitman, Jr
Director, President and Chairman          Director

John T. Bennett, Jr                       William H. Park
Director                                  Vice President

Nancy J. Dunn                             Michael E. DeFao
Director                                  Secretary

Philip D. English                         Gary L. French
Director                                  Treasurer

William A. Humenuk                        Robert R. Flaherty
Director                                  Assistant Treasurer

James P. Pappas                           Robert J. Della Croce
Director                                  Assistant Treasurer

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cook & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110



                                           ------------------------------------
                                           This report has been prepared for
                                           shareholders and may be distributed
                                           to others only if preceded or
                                           accompanied by a current prospectus.
                                           ------------------------------------